Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2017
Registrant Name	Dreyfus Investment Grade Funds, Inc.
Central Index Key	0000889169
Amendment Flag	false
Document Creation Date	Nov. 28, 2017
Document Effective Date	Dec. 01, 2017
Prospectus Date	Dec. 01, 2017
Dreyfus Inflation Adjusted Securities Fund | Investor Shares
Prospectus:
Trading Symbol	DIAVX
Dreyfus Inflation Adjusted Securities Fund | Class I
Prospectus:
Trading Symbol	DIASX
Dreyfus Inflation Adjusted Securities Fund | Class Y
Prospectus:
Trading Symbol	DAIYX
Classes A, C, I, Y Prospectus | Dreyfus Intermediate Term Income Fund | Class A
Prospectus:
Trading Symbol	DRITX
Classes A, C, I, Y Prospectus | Dreyfus Intermediate Term Income Fund | Class I
Prospectus:
Trading Symbol	DITIX
Classes A, C, I, Y Prospectus | Dreyfus Intermediate Term Income Fund | Class C
Prospectus:
Trading Symbol	DTECX
Classes A, C, I, Y Prospectus | Dreyfus Intermediate Term Income Fund | Class Y
Prospectus:
Trading Symbol	DITYX
Class T Prospectus | Dreyfus Intermediate Term Income Fund | Class T
Prospectus:
Trading Symbol	DTETX
Class D Prospectus | Dreyfus Short-Term Income Fund | Class D
Prospectus:
Trading Symbol	DSTIX
Class P Prospectus | Dreyfus Short-Term Income Fund | Class P
Prospectus:
Trading Symbol	DSHPX